Transactions with Related Parties, Castor Ships (Details)	6 Months Ended
	Jun. 30, 2021 USD ($) $ / d	Jun. 30, 2020 USD ($)
Management Agreements [Abstract]
Administration fees	$ 600,000	$ 0
Management fees	2,524,500	273,000
Castor Ships [Member]
Management Agreements [Abstract]
Management fees	742,500	0
Sale and purchase commission	2,426,800	0
Castor Ships [Member] | Voyage Expenses [Member]
Management Agreements [Abstract]
Charter hire commissions	364,540	$ 0
Castor Ships [Member] | Management Agreements [Member]
Management Agreements [Abstract]
Quarterly management fee	$ 300,000
Commission rate on charter agreements	1.25%
Commission rate on each vessel sale and purchase transaction	1.00%
Term of agreement	5 years
Renewal term of agreement	5 years
Termination fee multiplier	4
Sale and purchase commission	$ 2,426,800
Castor Ships [Member] | Management Agreements [Member] | Management Fees to Related Party [Member]
Management Agreements [Abstract]
Administration fees	$ 600,000
Castor Ships [Member] | Commercial Shipmanagement Agreements [Member]
Management Agreements [Abstract]
Daily fee for services | $ / d	250
Management fees	$ 742,500